Earnings per share - Additional information (Detail) - shares	Jun. 30, 2022	Jun. 30, 2021
Treasury shares
Earnings per share [line items]
Ordinary shares in issue	70,489,953	70,489,953
Ordinary shares
Earnings per share [line items]
Ordinary shares in issue	1,162,563,018	1,270,102,274